RELATED PARTY TRANSACTIONS (Schedule of Amount Due from Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Amount due from related parties-trading		$ 835	$ 2,752
Beijing Dayun Culture Communication Co. Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[1]		233
Mr. Xu Qing [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[2]	835
Beijing AirMedia Advertising Co., Ltd. ("AM Jinshi") [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[3]		1,182
Beijing AirMedia Lianhe Advertising Company ( AirMedia Lianhe ) [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[3]		615
AirMedia city ( Beijing ) Outdoor Advertising Company (AM Outdoor ) [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[3]		360
Beijing AirMedia Jinshi Advertising Co., Ltd. ("TianJin Jinshii") [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[3]		$ 362

[1]	The amounts due from Dayun Culture represent the unreceived consideration of $233 and Nil for selling 20% of equity interests in AirMedia Lianhe as of December 31, 2015 and 2016.
[2]	The amounts due from Mr. Xu Qing represents interest free advances to the related party in a short term basis for general business purpose.
[3]	The amounts due from AM Jinshi, AirMedia Lianhe, AM Outdoor and TianJin Jinshi represents the amount of concession using fees receivable as of December 31, 2015. These entities are subsidiaries of AM Advertising. The Group owns approximately 25% of equity interest of AM Advertising and accounted the investment in AM Advertising using equity method for the year ended December 31, 2015. Accordingly, the subsidiaries of AM Advertising were considered as related parties of the Group for the year ended December 31, 2015. Due to various disputes incurred in fiscal 2016, management is no longer able to have significant influence in operating and strategic decision of AM Advertising and cannot access to AM Advertising’s financial information. Accordingly, the Group accounted its investment in AM Advertising using cost method (see Note 25) for the year ended December 31, 2016. AM Advertising and its subsidiaries are no longer related parties to the Group. As of December 31, 2016, all the balance related to AM Advertising and its subsidiaries are included in the other current asset (See Note 8) and accrued expenses and other current liabilities (See Note 15).